Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares NASDAQ Next 50 ETF | VictoryShares Nasdaq Next 50 ETF
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none